                                ANNUAL REPORT

                              TO CONTRACT OWNERS
                              DECEMBER 31, 1996



                                   SEPARATE
                                  ACCOUNT A




                                                            [VALIC LOGO]

================================================================================
CHAIRMAN'S LETTER                                            SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1996 Annual Report to Contract Owners for Separate Account A of the Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

Economic conditions in 1996 continued the recent pattern of modest growth and low inflation. Gross Domestic Product has been increasing at a 2.5% annual rate, slightly above the level in 1995 and in line with expectations for 1997. Inflation, as measured by the Consumer Price Index, has been reported at 3.3% and is expected to remain at that level through 1997.

The equity markets provided a second year of exceptional returns. The S&P 500(R) recorded a total return of 22.97%. Smaller capitalization stocks returns were lower but still very satisfactory. The Standard & Poor's MidCap 400 Index returned 19.24% and the Russell 2000(R) Index produced 16.49%.

The bond market followed an elliptical pattern declining in the first seven months and rising in the last four months. Yields on the long-term Treasury bond rose from 6.0% at the beginning of the year to 7.2% in July and declined to 6.6% at year end. Bond market returns were less than 3.5%, with coupon returns offsetting a decline in market value.

VALIC's domestic indexed funds provided returns ranging from 15.57% to 21.53%. Managed domestic equity funds' returns varied widely from 3.53% to 22.75%. A large part of the variance was caused by the spread in returns as large capitalization stocks, on balance, outperformed smaller capitalization issues.

In the Morningstar rankings, twelve of VALIC's equity funds were in the top half of their categories. Of those, eight were in the top quartile.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                    Respectfully,




                                    /s/ STEPHEN D. BICKEL
                                    Stephen D. Bickel, Chairman and CEO
                                    The Variable Annuity Life Insurance Company



January 24, 1997










This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
CHAIRMAN'S LETTER - CONTINUED                                SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

  Morningstar, Inc.(1)                                                                                                 One Year
------------------------                                                                                            Total Returns
    Ranking                                                      Portfolio Portfolio Indepen-           Group      For Year Ending
----------------                                                  Director Director   dence              Unit        December 31,
         Percen- Average                                               2       1      Plus    Impact   Purchase  -------------------
Position  tile   Return                                           Division Division Division Division  Division     1996      1995
------------------------------------------------------------------------------------------------------------------------------------
 56/356    84    18.52    AGSPC Stock Index Fund .................... 10C     10C      10C       10D    10A, 10B   21.53%    35.95%
 279/587   52    16.79    AGSPC MidCap Index Fund ...................  -       4        4         4         -      17.61     29.24
 128/249   49    14.57    AGSPC Small Cap Index Fund ................  -      14       14         -         -      15.57     26.39
 347/369    6    13.83    AGSPC International Equities Fund .........  -      11       11         -         -       5.75      9.67

 262/587   55    16.79    AGSPC Growth Fund ......................... 15      15        -         -         -      18.18     46.40
 46/356    87    18.52    AGSPC Growth & Income Fund ................  -      16        -         -         -      22.10     30.55
 69/127    46    18.52    AGSPC Science & Technology Fund ........... 17      17        -         -         -      12.68     60.07
 26/356    93    18.52    AGSPC Social Awareness Fund ............... 12      12       12         -         -      22.75     37.57

 331/416   20    12.33    AGSPC Timed Opportunity Fund ..............  -       5        5         5         -       9.99     23.55
 139/249   44    14.57    Dreyfus Small Cap Portfolio ...............  -      18        -         -         -      15.14     27.78
 360/587   39    16.79    Founders Growth Fund ...................... 30       -        -         -         -      15.35     44.15
 262/356   26    18.52    Neuberger&Berman Guardian Trust ........... 29       -        -         -         -      16.54     30.70

 116/369   69    13.83    Putnam Global Growth Fund ................. 28       -        -         -         -      15.37     13.68
 168/249   33    14.57    Putnam New Opportunities Fund ............. 26       -        -         -         -       9.70     44.87
 207/249   17    14.57    Putnam OTC & Emerging Growth Fund ......... 27       -        -         -         -       3.53     54.45
 132/356   63    18.52    Scudder Growth and Income Fund ............ 21       -        -         -         -      20.63     29.58

 31/416    93    12.33    Templeton Asset Allocation Fund ...........  -      19        -         -         -      17.40     21.02
 92/369    75    13.83    Templeton Foreign Fund .................... 32       -        -         -         -      16.74     10.07
 39/369    89    13.83    Templeton International Fund ..............  -      20        -         -         -      22.50     14.34
 155/249   38    14.57    Twentieth Century Ultra Fund .............. 31       -        -         -         -      12.43     36.23

 74/416    82    12.33    Vanguard/Wellington Fund .................. 25       -        -         -         -      14.69     31.30
 35/356    90    18.52    Vanguard/Windsor II ....................... 24       -        -         -         -      22.56     37.14

 255/295   14     2.86    AGSPC Capital Conservation Fund ...........  -       7        7         1         -       0.75     19.58
 103/143   28     1.50    AGSPC Government Securities Fund ..........  -       8        8         -         -       0.90     16.31
  54/77    30     7.55    AGSPC Intl Government Bond Fund ........... 13      13       13         -         -       3.36     17.63
 77/262    71     3.79    AGSPC Money Market Fund ...................  6       6        6         2         -       3.97      4.51

 280/295    5     2.86    Vanguard Fixed Income Securities Fund -
                             Long-Term Corporate Portfolio .......... 22       -        -         -         -      (0.72)    24.86
 138/143    3     1.50    Vanguard Fixed Income Securities Fund -
                             Long-Term U. S. Treasury Portfolio ..... 23       -        -         -         -      (3.08)    28.51


 (1) SOURCE: Morningstar Variable Annuity/Life Performance Report, January 1997

 The Portfolio Director 1 and 2 rankings shown in this publication indicate the total return rankings of Separate Account A's divisions compared to Morningstar categories for the twelve month period ending 12/31/96. The total returns and rankings displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
FINANCIAL STATEMENTS                                         SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
December 31, 1996

ASSETS:                                                                                            ALL DIVISIONS
                                                                                                  --------------
Total investment in shares of mutual funds, at market (cost $5,613,414,313) ...................   $6,848,720,710
Balance due from VALIC general account ........................................................        7,839,650
                                                                                                  --------------
NET ASSETS ....................................................................................   $6,856,560,360
                                                                                                  --------------

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans - partial withdrawals with right of reinvestment) ..   $6,840,617,496
Reserves for annuity contracts on benefit .....................................................       15,942,864
                                                                                                  --------------
TOTAL CONTRACT OWNER RESERVES .................................................................   $6,856,560,360
                                                                                                  ==============



STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:                                                                                ALL DIVISIONS
                                                                                                  -------------
Dividends from mutual funds ...................................................................   $  88,556,732
                                                                                                  -------------

EXPENSES:
Mortality and expense risk charge .............................................................      57,564,107
Reimbursement of expenses (Note C) ............................................................        (167,038)
                                                                                                  -------------
         Total expenses .......................................................................      57,397,069
                                                                                                  -------------
NET INVESTMENT INCOME .........................................................................      31,159,663
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................      96,618,063
Capital gains distributions from mutual funds .................................................     175,625,286
Net unrealized appreciation of investments during the year ....................................     539,282,575
                                                                                                  -------------
  Net realized and unrealized gain on investments .............................................     811,525,924
                                                                                                  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $ 842,685,587
                                                                                                  =============


STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                                                         ALL DIVISIONS
                                                                                              ----------------------------------
                                                                                                   1996               1995
                                                                                              ---------------    ---------------
OPERATIONS:
Net investment income .....................................................................   $    31,159,663    $    34,191,940
Net realized gain on investments ..........................................................        96,618,063         54,777,042
Capital gains distributions from mutual funds .............................................       175,625,286        110,007,833
Net unrealized appreciation of investments during the year ................................       539,282,575        640,017,922
                                                                                              ---------------    ---------------
  Increase in net assets resulting from operations ........................................       842,685,587        838,994,737
                                                                                              ---------------    ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .........................................................................     1,307,543,093        820,355,349
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees .......      (210,060,345)      (114,759,722)
Annuity benefit payments ..................................................................        (1,897,648)        (1,588,610)
Amounts transferred from VALIC general account ............................................       647,659,402        220,818,448
                                                                                              ---------------    ---------------
  Increase in net assets resulting from principal transactions ............................     1,743,244,502        924,825,465
                                                                                              ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ..............................................................     2,585,930,089      1,763,820,202

NET ASSETS:
Beginning of year .........................................................................     4,270,630,271      2,506,810,069
                                                                                              ---------------    ---------------
End of year ...............................................................................   $ 6,856,560,360    $ 4,270,630,271
                                                                                              ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS
December 31, 1996


                                                                           AGSPC STOCK INDEX FUND
                                                    ------------------------------------------------------------------
                                                     DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D
                                                    --------------    --------------   --------------   --------------
ASSETS:
Investment in shares of mutual funds, at market ... $  378,856,928    $   30,721,138   $1,529,744,413   $   42,481,642
Balance due (to) from VALIC general account .......       (207,899)            4,786          601,957          (10,515)
                                                    --------------    --------------   --------------   --------------
NET ASSETS ........................................ $  378,649,029    $   30,725,924   $1,530,346,370   $   42,471,127
                                                    ==============    ==============   ==============   ==============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $  367,264,137    $   29,086,370   $1,529,060,822   $   42,319,960
Reserves for annuity contracts on benefit .........     11,384,892         1,639,554        1,285,548          151,167
                                                    --------------    --------------   --------------   --------------
TOTAL CONTRACT OWNER RESERVES ..................... $  378,649,029    $   30,725,924   $1,530,346,370   $   42,471,127
                                                    ==============    ==============   ==============   ==============


STATEMENTS OF NET ASSETS
December 31, 1996

                                                        AGSPC                                     NEUBERGER&
                                                        TIMED         DREYFUS       FOUNDERS        BERMAN
                                                     OPPORTUNITY     SMALL CAP       GROWTH        GUARDIAN
                                                        FUND         PORTFOLIO        FUND          TRUST
                                                     DIVISION 5     DIVISION 18    DIVISION 30    DIVISION 29
                                                    ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ... $173,145,150   $657,404,003   $ 31,872,619   $  9,144,621
Balance due (to) from VALIC general account .......       84,325        982,056        245,857         58,685
                                                    ------------   ------------   ------------   ------------
NET ASSETS ........................................ $173,229,475   $658,386,059   $ 32,118,476   $  9,203,306
                                                    ============   ============   ============   ============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $173,149,425   $658,204,551   $ 32,118,476   $  9,203,306
Reserves for annuity contracts on benefit .........       80,050        181,508             --             --
                                                    ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES ..................... $173,229,475   $658,386,059   $ 32,118,476   $  9,203,306
                                                    ============   ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1996

                                                                                                AGSPC
                                                      TWENTIETH    VANGUARD/                   CAPITAL
                                                   CENTURY ULTRA  WELLINGTON     VANGUARD/   CONSERVATION
                                                        FUND          FUND       WINDSOR II     FUND
                                                    DIVISION 31   DIVISION 25   DIVISION 24   DIVISION 1
                                                    -----------   -----------   -----------   -----------
ASSETS:
Investment in shares of mutual funds, at market ... $17,259,437   $25,025,702   $41,436,294   $ 6,488,667
Balance due (to) from VALIC general account .......      58,221       163,816       363,484        13,203
                                                    -----------   -----------   -----------   -----------
NET ASSETS ........................................ $17,317,658   $25,189,518   $41,799,778   $ 6,501,870
                                                    ===========   ===========   ===========   ===========

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $17,317,658   $25,189,518   $41,799,778   $ 6,497,192
Reserves for annuity contracts on benefit .........          --            --            --         4,678
                                                    -----------   -----------   -----------   -----------
TOTAL CONTRACT OWNER RESERVES ..................... $17,317,658   $25,189,518   $41,799,778   $ 6,501,870
                                                    ===========   ===========   ===========   ===========


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


    AGSPC               AGSPC               AGSPC                                 AGSPC                AGSPC              AGSPC
    MIDCAP            SMALL CAP         INTERNATIONAL          AGSPC             GROWTH &            SCIENCE &           SOCIAL
    INDEX               INDEX              EQUITIES            GROWTH             INCOME            TECHNOLOGY          AWARENESS
     FUND               FUND                 FUND               FUND               FUND                FUND               FUND
  DIVISION 4         DIVISION 14         DIVISION 11        DIVISION 15         DIVISION 16         DIVISION 17        DIVISION 12
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,680,826     $  184,521,204      $  191,110,175     $  633,819,402      $  171,283,956      $  709,577,919     $  104,772,608
        30,567            (42,882)            116,353          1,296,205             244,249           1,386,245            143,421
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,711,393     $  184,478,322      $  191,226,528     $  635,115,607      $  171,528,205      $  710,964,164     $  104,916,029
==============     ==============      ==============     ==============      ==============      ==============     ==============

$  565,558,770     $  184,473,371      $  191,050,097     $  634,868,931      $  171,510,875      $  710,720,450     $  104,916,029
       152,623              4,951             176,431            246,676              17,330             243,714                  -
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,711,393     $  184,478,322      $  191,226,528     $  635,115,607      $  171,528,205      $  710,964,164     $  104,916,029
==============     ==============      ==============     ==============      ==============      ==============     ==============



     PUTNAM            PUTNAM            PUTNAM OTC &         SCUDDER
     GLOBAL             NEW               EMERGING          GROWTH AND           TEMPLETON           TEMPLETON          TEMPLETON
     GROWTH         OPPORTUNITIES          GROWTH             INCOME          ASSET ALLOCATION        FOREIGN         INTERNATIONAL
      FUND              FUND                FUND               FUND                FUND                FUND               FUND
  DIVISION 28        DIVISION 26         DIVISION 27        DIVISION 21         DIVISION 19         DIVISION 32        DIVISION 20
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,494,577     $   49,812,851      $   43,542,866     $   18,325,255      $  194,271,899      $   39,066,749     $  529,645,484
       114,481            410,128             224,089             98,230             328,988             388,324            378,327
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,600,887      $   39,455,073     $  530,023,811
==============     ==============      ==============     ==============      ==============      ==============     ==============

$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,377,876      $   39,455,073     $  529,901,911
             -                  -                   -                  -             223,011                   -            121,900
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,600,887      $   39,455,073     $  530,023,811
==============     ==============      ==============     ==============      ==============      ==============     ==============


                                                                                                VANGUARD             VANGUARD
    AGSPC                AGSPC              AGSPC                                             FIXED INCOME         FIXED INCOME
   CAPITAL             GOVERNMENT       INTERNATIONAL                                        SECURITIES FUND -   SECURITIES FUND -
 CONSERVATION          SECURITIES        GOVERNMENT           AGSPC MONEY MARKET FUND         L/T CORPORATE      L/T U.S. TREASURY
     FUND                 FUND            BOND FUND      --------------------------------       PORTFOLIO           PORTFOLIO
  DIVISION 7           DIVISION 8        DIVISION 13       DIVISION 2        DIVISION 6        DIVISION 22         DIVISION 23
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,255,834      $   85,570,274     $  178,021,807    $    4,870,208    $  120,378,551    $    3,528,351      $    4,589,300
        33,645               1,665            150,364             9,293           380,075             2,506            (212,599)
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,289,479      $   85,571,939     $  178,172,171    $    4,879,501    $  120,758,626    $    3,530,857      $    4,376,701
==============      ==============     ==============    ==============    ==============    ==============      ==============

$   55,289,479      $   85,571,939     $  178,161,619    $    4,879,501    $  120,740,347    $    3,530,857      $    4,376,701
             -                   -             10,552                 -            18,279                 -                   -
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,289,479      $   85,571,939     $  178,172,171    $    4,879,501    $  120,758,626    $    3,530,857      $    4,376,701
==============      ==============     ==============    ==============    ==============    ==============      ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------





STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                              AGSPC STOCK INDEX FUND
                                                     ------------------------------------------------------------------
                                                      DIVISION 10A     DIVISION 10B      DIVISION 10C     DIVISION 10D
                                                     --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ......................   $    6,791,052   $      559,035    $   24,619,582   $      775,055
                                                     --------------   --------------    --------------   --------------
EXPENSES:
Mortality and expense risk charge ................        3,604,468          170,656        12,878,174          411,146
Reimbursement of expenses (Note C) ...............             --            (73,695)             --               --
                                                     --------------   --------------    --------------   --------------
   Total expenses ................................        3,604,468           96,961        12,878,174          411,146
                                                     --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) .....................        3,186,584          462,074        11,741,408          363,909
                                                     --------------   --------------    --------------   --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .................       12,767,086        2,085,848        10,129,542        2,391,364
Capital gains distributions from mutual funds ....        2,739,498          222,372        11,061,404          307,213
Net unrealized appreciation (depreciation)
   of investments during the year ................       51,675,655        3,182,195       222,475,966        4,964,983
                                                     --------------   --------------    --------------   --------------
Net realized and unrealized gain on investments ..       67,182,239        5,490,415       243,666,912        7,663,560
                                                     --------------   --------------    --------------   --------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................   $   70,368,823   $    5,952,489    $  255,408,320   $    8,027,469
                                                     ==============   ==============    ==============   ==============

                                                             AGSPC             AGSPC            AGSPC
                                                            SCIENCE &          SOCIAL           TIMED             DREYFUS
STATEMENTS OF OPERATIONS                                   TECHNOLOGY         AWARENESS       OPPORTUNITY        SMALL CAP
For the year ended December 31, 1996                         FUND               FUND             FUND              PORTFOLIO
                                                           DIVISION 17        DIVISION 12      DIVISION 5        DIVISION 18
                                                          --------------    --------------   --------------    --------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................   $         --      $    1,339,307   $    5,922,604    $    1,224,730
                                                          --------------    --------------   --------------    --------------
EXPENSES:
Mortality and expense risk charge .....................        5,521,307           792,838        1,788,197         6,549,419
Reimbursement of expenses (Note C) ....................             --                --               --                --
                                                          --------------    --------------   --------------    --------------
   Total expenses .....................................        5,521,307           792,838        1,788,197         6,549,419
                                                          --------------    --------------   --------------    --------------
NET INVESTMENT INCOME (LOSS) ..........................       (5,521,307)          546,469        4,134,407        (5,324,689)
                                                          --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................       20,659,560           778,115        7,668,485         1,994,033
Capital gains distributions from mutual funds .........       32,117,202        10,715,745       18,741,770        19,221,026
Net unrealized appreciation (depreciation)
   of investments during the year .....................       15,569,750         4,483,540      (13,565,417)       56,124,110
                                                          --------------    --------------   --------------    --------------
Net realized and unrealized gain (loss) on investments        68,346,512        15,977,400       12,844,838        77,339,169
                                                          --------------    --------------   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................   $   62,825,205    $   16,523,869   $   16,979,245    $   72,014,480
                                                          ==============    ==============   ==============    ==============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


   AGSPC            AGSPC            AGSPC                               AGSPC
   MIDCAP          SMALL CAP      INTERNATIONAL       AGSPC             GROWTH &
   INDEX            INDEX           EQUITIES          GROWTH            INCOME
    FUND            FUND             FUND              FUND              FUND
  DIVISION 4      DIVISION 14      DIVISION 11       DIVISION 15        DIVISION 16
--------------   --------------   --------------    --------------    --------------
$    6,776,195   $    2,324,957   $    3,599,021    $    2,128,889    $      799,107
--------------   --------------   --------------    --------------    --------------


     5,262,899        1,687,562        2,007,600         4,407,390         1,201,329
          --               --               --                --                --
     5,262,899        1,687,562        2,007,600         4,407,390         1,201,329
--------------   --------------   --------------    --------------    --------------
     1,513,296          637,395        1,591,421        (2,278,501)         (402,222)
--------------   --------------   --------------    --------------    --------------



    17,436,698        4,544,601       10,405,298           130,878           483,596
    33,690,174       11,216,991        6,021,502        11,891,551         3,131,642

    33,029,566        7,711,563       (6,663,813)       58,161,783        19,205,904
--------------   --------------   --------------    --------------    --------------
    84,156,438       23,473,155        9,762,987        70,184,212        22,821,142
--------------   --------------   --------------    --------------    --------------

$   85,669,734   $   24,110,550   $   11,354,408    $   67,905,711    $   22,418,920
==============   ==============   ==============    ==============    ==============


                    NEUBERGER&         PUTNAM           PUTNAM           PUTNAM OTC &
  FOUNDERS           BERMAN            GLOBAL            NEW              EMERGING
   GROWTH            GUARDIAN          GROWTH         OPPORTUNITIES        GROWTH
   FUND               TRUST             FUND             FUND               FUND
 DIVISION 30*      DIVISION 29*       DIVISION 28*      DIVISION 26*      DIVISION 27*
--------------    --------------    --------------    --------------    --------------

$       31,678    $       33,512    $      386,503    $         --      $       --
--------------    --------------    --------------    --------------    --------------


        74,336            22,319            39,664           113,933           108,371
       (14,593)           (4,401)           (7,712)          (22,122)          (21,011)
--------------    --------------    --------------    --------------    --------------
        59,743            17,918            31,952            91,811            87,360
--------------    --------------    --------------    --------------    --------------
       (28,065)           15,594           354,551           (91,811)           (87,360)
--------------    --------------    --------------    --------------    --------------



          --              10,864             1,237             9,737             9,014
     2,106,129           128,127           765,977           333,297         2,846,114

    (1,697,540)          348,451          (504,554)       (1,619,779)       (4,620,592)
--------------    --------------    --------------    --------------    --------------
       408,589           487,442           262,660        (1,276,745)       (1,765,464)
--------------    --------------    --------------    --------------    --------------

$      380,524    $      503,036    $      617,211    $   (1,368,556)   $   (1,852,824)
==============    ==============    ==============    ==============    ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996



                                                              SCUDDER
                                                             GROWTH AND         TEMPLETON         TEMPLETON
                                                              INCOME         ASSET ALLOCATION      FOREIGN
                                                                FUND              FUND               FUND
                                                             DIVISION 21*      DIVISION 19        DIVISION 32*
                                                          ----------------   ----------------   ----------------
INVESTMENT INCOME: ....................................   $        158,744   $      3,271,039   $        550,688
Dividends from mutual funds ...........................               --

EXPENSES:
Mortality and expense risk charge .....................             38,490          1,812,817             84,678
Reimbursement of expenses (Note C) ....................               --                 --              (16,623)
   Total expenses .....................................             38,490          1,812,817             68,055
NET INVESTMENT INCOME (LOSS) ..........................            120,254          1,458,222            482,633

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................             22,419            430,651                125
Capital gains distributions from mutual funds .........            607,596          2,566,073            285,587
Net unrealized appreciation (depreciation)
   of investments during the year .....................             84,718         19,843,521          1,121,790
Net realized and unrealized gain on investments .......            714,733         22,840,245          1,407,502
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................   $        834,987   $     24,298,467   $      1,890,135
                                                          ================   ================   ================

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                                                      AGSPC
                                                                                                     GOVERNMENT
                                                               AGSPC CAPITAL CONSERVATION FUND      SECURITIES
                                                               --------------------------------        FUND
                                                                 DIVISION 1       DIVISION 7         DIVISION 8
                                                               --------------    --------------    --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $      454,827    $    3,599,885    $    4,872,690
                                                               --------------    --------------    --------------
EXPENSES:
Mortality and expense risk charge ..........................           69,783           545,929           795,753
Reimbursement of expenses (Note C) .........................             --                --                --
   Total expenses ..........................................           69,783           545,929           795,753
                                                               --------------    --------------    --------------
NET INVESTMENT INCOME ......................................          385,044         3,053,956         4,076,937
                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................           60,355          (425,696)         (378,294)
Capital gains distributions from mutual funds ..............             --                --                --
Net unrealized appreciation (depreciation)
   of investments during the year ..........................         (428,426)       (2,170,354)       (2,658,037)
                                                               --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments .....         (368,071)       (2,596,050)       (3,036,331)
                                                               --------------    --------------    --------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $       16,973    $      457,906    $    1,040,606
                                                               ==============    ==============    ==============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

   TEMPLETON         TWENTIETH        VANGUARD/
 INTERNATIONAL     CENTURY ULTRA     WELLINGTON         VANGUARD/
    FUND              FUND              FUND            WINDSOR II
 DIVISION 20       DIVISION 31*      DIVISION 25*      DIVISION 24*
--------------    --------------    --------------    --------------
$    4,540,296    $         --      $      379,677    $      576,345
--------------    --------------    --------------    --------------


     4,934,897            43,940            53,077            88,288
          --              (6,881)             --                --
--------------    --------------    --------------    --------------
     4,934,897            37,059            53,077            88,288
--------------    --------------    --------------    --------------
      (394,601)          (37,059)          326,600           488,057
--------------    --------------    --------------    --------------

     3,551,468            18,993              --              11,774
     1,324,253           884,238           818,129         1,554,790
--------------    --------------    --------------    --------------

    78,888,709          (659,907)         (444,072)         (217,368)
--------------    --------------    --------------    --------------
    83,764,430           243,324           374,057         1,349,196
--------------    --------------    --------------    --------------

$   83,369,829    $      206,265    $      700,657    $    1,837,253
==============    ==============    ==============    ==============

                                                       VANGUARD             VANGUARD
  AGSPC                                             FIXED INCOME         FIXED INCOME
INTERNATIONAL                                       SECURITIES FUND-     SECURITIES FUND-
 GOVERNMENT          AGSPC MONEY MARKET FUND         L/T CORPORATE      L/T U.S. TREASURY
  BOND FUND       -------------------------------     PORTFOLIO             PORTFOLIO
 DIVISION 13        DIVISION 2       DIVISION 6       DIVISION 22*         DIVISION 23*
--------------    --------------   --------------   ----------------    ----------------
$    8,037,534    $      272,228   $    4,429,817   $         44,221    $         57,514
--------------    --------------   --------------   ----------------    ----------------


     1,475,858            55,691          904,012              8,054              11,232
          --                --               --                 --                  --
--------------    --------------   --------------   ----------------    ----------------
     1,475,858            55,691          904,012              8,054              11,232
--------------    --------------   --------------   ----------------    ----------------
     6,561,676           216,537        3,525,805             36,167              46,282
--------------    --------------   --------------   ----------------    ----------------

     1,815,703              --               --                2,260               2,349
       295,588              --               --               31,298                --

    (2,362,017)             --               --              (11,407)             33,654
--------------    --------------   --------------   ----------------    ----------------
      (250,726)             --               --               22,151              36,003
--------------    --------------   --------------   ----------------    ----------------

$    6,310,950    $      216,537   $    3,525,805   $         58,318    $         82,285
==============    ==============   ==============   ================    ================

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                                                             AGSPC STOCK INDEX FUND
                                                                    ---------------------------------------------------------------
                                                                           DIVISION 10A                          DIVISION 10B
                                                                   ------------------------------    ------------------------------
                                                                      1996             1995             1996             1995
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ..........................................   $   3,186,584    $   3,760,733    $     462,074    $     493,423
Net realized gain on investments ...............................      12,767,086        5,349,737        2,085,848          631,222
Capital gains distributions from mutual funds ..................       2,739,498        6,875,040          222,372          570,166
Net unrealized appreciation
   of investments during the year ..............................      51,675,655       78,996,842        3,182,195        6,528,773
                                                                   -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........      70,368,823       94,982,352        5,952,489        8,223,584
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................       4,265,439        5,033,111          501,306          574,384
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ...........................     (22,309,652)     (16,541,542)      (2,364,484)      (1,698,590)
Annuity benefit payments .......................................      (1,401,028)      (1,296,973)        (250,350)        (218,489)
Amounts transferred (to) from VALIC general account ............     (13,443,730)     (23,599,151)      (1,406,730)      (2,885,564)
                                                                   -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ...................     (32,888,971)     (36,404,555)      (3,520,258)      (4,228,259)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ...................................      37,479,852       58,577,797        2,432,231        3,995,325

NET ASSETS:
Beginning of year ..............................................     341,169,177      282,591,380       28,293,693       24,298,368
                                                                   -------------    -------------    -------------    -------------
End of year ....................................................   $ 378,649,029    $ 341,169,177    $  30,725,924    $  28,293,693
                                                                   =============    =============    =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...........................      29,995,363       33,814,520        1,560,525        1,836,094
Purchase payments ..............................................         323,038          497,922           26,729           39,513
Surrenders .....................................................      (1,822,126)      (1,718,657)        (123,291)        (110,735)
Transfers - interdivision and (to) from VALIC general account ..      (1,116,886)      (2,598,422)         (83,562)        (204,347)
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of year .................................      27,379,389       29,995,363        1,380,401        1,560,525
                                                                   =============    =============    =============    =============

                                                                           DECEMBER 31:                    DECEMBER 31:
                                                                   ----------------------------    ----------------------------
                                                                      1996            1995              1996          1995
                                                                   -------------   ------------    -------------   ------------
Accumulation unit value........................................    $   13.413891   $  11.036946    $   21.070956   $  17.221812
                                                                   =============   ============    =============   ============
Annuity unit value assuming a 3.5% discount factor.............    $    3.873132   $   3.298369    $    5.173716   $   4.376632
                                                                   =============   ============    =============   ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                             SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



                         AGSPC STOCK INDEX FUND
------------------------------------------------------------------------
           DIVISION 10C                          DIVISION 10D
----------------------------------    ----------------------------------
    1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$    11,741,408    $    10,698,331    $       363,909    $       472,763
     10,129,542         10,775,457          2,391,364          1,335,894
     11,061,404         21,483,819            307,213            831,333

    222,475,966        221,238,425          4,964,983          9,456,579
---------------    ---------------    ---------------    ---------------
    255,408,320        264,196,032          8,027,469         12,096,569
---------------    ---------------    ---------------    ---------------


    210,185,191        155,833,642          1,004,698          1,280,197

    (49,624,470)       (30,060,583)        (2,219,367)        (2,417,823)
        (61,625)           (29,665)           (10,433)            (5,520)
     47,055,243        (42,300,802)        (5,536,446)        (7,115,532)
---------------    ---------------    ---------------    ---------------

    207,554,339         83,442,592         (6,761,548)        (8,258,678)
---------------    ---------------    ---------------    ---------------
    462,962,659        347,638,624          1,265,921          3,837,891


  1,067,383,711        719,745,087         41,205,206         37,367,315
---------------    ---------------    ---------------    ---------------
$ 1,530,346,370    $ 1,067,383,711    $    42,471,127    $    41,205,206
===============    ===============    ===============    ===============


    455,255,243        416,234,288          9,885,873         12,207,684
     80,768,570         76,950,994            231,458            341,405
    (18,096,464)       (14,254,441)          (486,940)          (663,263)
     18,879,616        (23,675,598)        (1,248,687)        (1,999,953)
---------------    ---------------    ---------------    ---------------
    536,806,965        455,255,243          8,381,704          9,885,873
===============    ===============    ===============    ===============

            DECEMBER 31:                         DECEMBER 31:
----------------------------------    ----------------------------------
     1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$      2.848437    $      2.343900    $      5.049088    $      4.155057
===============    ===============    ===============    ===============
$      2.085358    $      1.776053    $      3.032347    $      2.582770
===============    ===============    ===============    ===============

                                                      AGSPC
              AGSPC                                 SMALL CAP
        MIDCAP INDEX FUND                          INDEX FUND
----------------------------------    ----------------------------------
             DIVISION 4                            DIVISION 14
----------------------------------    ----------------------------------
    1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$     1,513,296    $     2,391,702    $       637,395    $       563,294
     17,436,698         10,603,188          4,544,601          2,963,270
     33,690,174         17,377,938         11,216,991          2,945,819

     33,029,566         76,322,743          7,711,563         24,766,420
---------------    ---------------    ---------------    ---------------
     85,669,734        106,695,571         24,110,550         31,238,803
---------------    ---------------    ---------------    ---------------


     76,583,041         87,946,264         31,004,229         40,608,391

    (21,727,656)       (15,264,152)        (7,478,000)        (4,632,557)
        (19,036)           (16,844)              (563)            (3,022)
    (55,201,966)       (69,269,652)       (15,148,966)       (38,506,364)
---------------    ---------------    ---------------    ---------------

       (365,617)         3,395,616          8,376,700         (2,533,552)
---------------    ---------------    ---------------    ---------------
     85,304,117        110,091,187         32,487,250         28,705,251


    480,407,276        370,316,089        151,991,072        123,285,821
---------------    ---------------    ---------------    ---------------
$   565,711,393    $   480,407,276    $   184,478,322    $   151,991,072
===============    ===============    ===============    ===============


    172,613,690        171,442,018         98,335,995        100,383,839
     25,301,831         35,874,094         18,844,484         30,141,511
     (7,030,990)        (5,995,776)        (4,305,572)        (3,356,851)
    (18,067,553)       (28,706,646)        (9,554,065)       (28,832,504)
---------------    ---------------    ---------------    ---------------
    172,816,978        172,613,690        103,320,842         98,335,995
===============    ===============    ===============    ===============

            DECEMBER 31:                         DECEMBER 31:
----------------------------------    ----------------------------------
     1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$      3.272588    $      2.782677    $      1.785442    $      1.544896
===============    ===============    ===============    ===============
$      2.044683    $      1.799452    $      1.520786    $      1.361960
===============    ===============    ===============    ===============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                                               AGSPC
                                                                      INTERNATIONAL EQUITIES                      AGSPC
                                                                               FUND                            GROWTH FUND
                                                                            DIVISION 11                         DIVISION 15
                                                                   ------------------------------    ------------------------------
                                                                        1996             1995             1996             1995
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ...................................   $   1,591,421    $   1,304,847    $  (2,278,501)   $    (869,578)
Net realized gain on investments ...............................      10,405,298       13,215,875          130,878            8,587
Capital gains distributions from mutual funds ..................       6,021,502        4,363,325       11,891,551        3,650,399
Net unrealized appreciation (depreciation)
   of investments during the year ..............................      (6,663,813)        (725,229)      58,161,783       39,103,633
                                                                   -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........      11,354,408       18,158,818       67,905,711       41,893,041
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      34,022,917       52,726,233      164,255,730       58,223,803
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ...........................      (8,616,063)      (6,722,321)     (10,378,550)      (1,776,523)
Annuity benefit payments .......................................         (13,432)          (5,870)         (38,688)            --
Amounts transferred (to) from VALIC general account ............     (45,208,742)     (63,364,477)     172,227,639      109,893,422
                                                                   -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ...................     (19,815,320)     (17,366,435)     326,066,131      166,340,702
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (8,460,912)         792,383      393,971,842      208,233,743

NET ASSETS:
Beginning of year ..............................................     199,687,440      198,895,057      241,143,765       32,910,022
                                                                   -------------    -------------    -------------    -------------
End of year ....................................................   $ 191,226,528    $ 199,687,440    $ 635,115,607    $ 241,143,765
                                                                   =============    =============    =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...........................     172,564,018      187,749,916      164,417,848       32,633,370
Purchase payments ..............................................      28,526,458       49,402,081      101,043,809       45,984,606
Surrenders .....................................................      (7,207,422)      (6,214,230)      (5,693,969)      (1,266,891)
Transfers - interdivision and (to) from VALIC general account ..     (37,656,740)     (58,373,749)     106,504,821       87,066,763
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of year .................................     156,226,314      172,564,018      366,272,509      164,417,848
                                                                   =============    =============    =============    =============


                                                                             DECEMBER 31:                  DECEMBER 31:
                                                                   ------------------------------     -----------------------------
                                                                        1996            1995              1996             1995
                                                                   -------------    -------------     ------------     ------------
Accumulation unit value ........................................   $    1.222906    $    1.156454     $   1.733324     $   1.466652
                                                                   =============    =============     ============     ============
Annuity unit value assuming a 3.5% discount factor .............   $    0.953246    $    0.933003     $   1.580931     $   1.384532
                                                                   =============    =============     ============     ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                                                                  AGSPC
             AGSPC                            AGSPC                            AGSPC                        TIMED OPPORTUNITY
     GROWTH & INCOME FUND             SCIENCE & TECHNOLOGY FUND        SOCIAL AWARENESS FUND                      FUND
------------------------------    ------------------------------   ------------------------------    ------------------------------
          DIVISION 16                      DIVISION 17                      DIVISION 12                        DIVISION 5
------------------------------    ------------------------------   ------------------------------    ------------------------------
    1996             1995             1996             1995            1996             1995             1996             1995
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
$    (402,222)   $     (75,425)   $  (5,521,307)   $  (1,432,122)  $     546,469    $     599,922    $   4,134,407    $   5,452,120
      483,596           19,953       20,659,560        6,545,968         778,115          371,169        7,668,485        2,006,917
    3,131,642          472,785       32,117,202       37,380,606      10,715,745        3,609,468       18,741,770        3,186,462

   19,205,904        8,794,032       15,569,750       41,310,631       4,483,540       10,227,915      (13,565,417)      26,710,438
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
   22,418,920        9,211,345       62,825,205       83,805,083      16,523,869       14,808,474       16,979,245       37,355,937
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------


   41,180,652       17,507,504      181,422,903       93,027,877      18,543,307       10,849,944       15,126,160       20,940,181

   (2,962,157)        (641,935)     (14,164,178)      (3,055,711)     (3,798,307)      (1,516,923)     (11,037,733)      (7,824,702)
       (1,598)            --            (40,073)            (824)           --               --             (7,329)          (6,591)
   43,756,812       28,680,150      105,706,951      147,758,969      13,547,350       (2,864,774)     (30,784,573)     (42,300,580)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------

   81,973,709       45,545,719      272,925,603      237,730,311      28,292,350        6,468,247      (26,703,475)     (29,191,692)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
  104,392,629       54,757,064      335,750,808      321,535,394      44,816,219       21,276,721       (9,724,230)       8,164,245


   67,135,576       12,378,512      375,213,356       53,677,962      60,099,810       38,823,089      182,953,705      174,789,460
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
$ 171,528,205    $  67,135,576    $ 710,964,164    $ 375,213,356   $ 104,916,029    $  60,099,810    $ 173,229,475    $ 182,953,705
=============    =============    =============    =============   =============    =============    =============    =============


   51,779,089       12,386,602      187,862,232       42,726,137      32,750,120       29,015,764       75,851,431       89,377,860
   28,095,895       14,980,745       84,389,312       54,428,033       9,143,695        6,860,477        6,003,535        9,806,864
   (1,842,881)        (455,265)      (6,049,987)      (1,584,330)     (1,827,332)        (929,671)      (4,376,494)      (3,569,040)
   30,309,532       24,867,007       49,608,089       92,292,392       6,507,533       (2,196,450)     (12,185,855)     (19,764,253)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
  108,341,635       51,779,089      315,809,646      187,862,232      46,574,016       32,750,120       65,292,617       75,851,431
=============    =============    =============    =============   =============    =============    =============    =============


         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                      DECEMBER 31:
------------------------------    ------------------------------   ------------------------------    ------------------------------
    1996             1995             1996             1995            1996             1995             1996            1995
-------------    -------------    -------------    -------------   -------------    -------------    ------------     -------------
$    1.583056    $    1.296577    $    2.250471    $    1.997175   $    2.252673    $    1.835102    $    2.651899    $    2.411022
=============    =============    =============    =============   =============    =============    =============    =============
$    1.443874    $    1.223980    $    2.052612    $    1.885352   $    1.755941    $    1.480522    $    1.680570    $    1.581407
=============    =============    =============    =============   =============    =============    =============    =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                                                          FOUNDERS
                                                                                                           GROWTH
                                                                      DREYFUS SMALL CAP PORTFOLIO           FUND
                                                                     ------------------------------     -------------
                                                                              DIVISION 18                DIVISION 30
                                                                     ------------------------------     -------------
                                                                         1996             1995              1996*
                                                                     -------------    -------------     -------------
OPERATIONS:
Net investment income (loss) .....................................   $  (5,324,689)   $  (1,441,343)    $     (28,065)
Net realized gain on investments .................................       1,994,033           26,776              --
Capital gains distributions from mutual funds ....................      19,221,026        6,796,184         2,106,129
Net unrealized appreciation (depreciation)
   of investments during the year ................................      56,124,110       47,179,100        (1,697,540)
                                                                     -------------    -------------     -------------
     Increase (decrease) in net assets resulting from operations .      72,014,480       52,560,717           380,524
                                                                     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     168,538,535       96,201,687         8,595,522
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................     (13,795,343)      (3,867,838)          (36,494)
Annuity benefit payments .........................................          (8,413)            (915)             --
Amounts transferred (to) from VALIC general account ..............      74,732,906      122,606,635        23,178,924
                                                                     -------------    -------------     -------------
     Increase in net assets
       resulting from principal transactions .....................     229,467,685      214,939,569        31,737,952
                                                                     -------------    -------------     -------------
TOTAL INCREASE IN NET ASSETS .....................................     301,482,165      267,500,286        32,118,476

NET ASSETS:
Beginning of year ................................................     356,903,894       89,403,608              --
                                                                                      -------------     -------------
End of year ......................................................   $ 658,386,059    $ 356,903,894     $  32,118,476
                                                                     =============    =============     =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .............................     267,735,219       85,169,871              --
Purchase payments ................................................     117,376,109       80,950,706         9,274,157
Surrenders .......................................................      (8,756,141)      (2,954,777)          (32,596)
Transfers - interdivision and (to) from VALIC general account ....      52,528,063      104,569,419        21,955,903
                                                                     -------------    -------------     -------------
Accumulation units end of year ...................................     428,883,250      267,735,219        31,197,464
                                                                     =============    =============     =============

                                                                 DECEMBER 31:            DECEMBER 31,
                                                          ---------------------------   ------------
                                                              1996           1995           1996
                                                          ------------   ------------   ------------
Accumulation unit value ...............................   $   1.534694   $   1.332904   $   1.029522
                                                          ============   ============   ============
Annuity unit value assuming a 3.5% discount factor ....   $   1.409551   $   1.267071   $   1.011867
                                                          ============   ============   ============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                           PUTNAM
                      PUTNAM            PUTNAM              OTC &            SCUDDER
                      GLOBAL             NEW               EMERGING        GROWTH AND
NEUBERGER&BERMAN       GROWTH         OPPORTUNITIES         GROWTH           INCOME
 GUARDIAN TRUST        FUND               FUND               FUND             FUND
  DIVISION 29       DIVISION 28        DIVISION 26        DIVISION 27      DIVISION 21
--------------    --------------    --------------    --------------    --------------
    1996*              1996*              1996*            1996*              1996*
--------------    --------------    --------------    --------------    --------------
$       15,594    $      354,551    $      (91,811)   $      (87,360)   $      120,254
        10,864             1,237             9,737             9,014            22,419
       128,127           765,977           333,297         2,846,114           607,596

       348,451          (504,554)       (1,619,779)       (4,620,592)           84,718
--------------    --------------    --------------    --------------    --------------
       503,036           617,211        (1,368,556)       (1,852,824)          834,987
--------------    --------------    --------------    --------------    --------------


     2,108,685         3,174,282        11,510,093        11,571,920         4,643,308

       (21,439)          (15,952)          (87,148)          (77,988)          (23,004)
          --                --                --                --                --
     6,613,024        13,833,517        40,168,590        34,125,847        12,968,194
--------------    --------------    --------------    --------------    --------------

     8,700,270        16,991,847        51,591,535        45,619,779        17,588,498
--------------    --------------    --------------    --------------    --------------
     9,203,306        17,609,058        50,222,979        43,766,955        18,423,485
          --                --                --                --                --
--------------    --------------    --------------    --------------    --------------
$    9,203,306    $   17,609,058    $   50,222,979    $   43,766,955    $   18,423,485
==============    ==============    ==============    ==============    ==============
          --                --                --                --                --
     2,109,025         3,377,941        13,342,250        13,681,504         4,726,075
       (19,267)          (16,466)          (87,502)          (82,877)          (21,254)
     6,121,834        13,287,125        39,746,951        35,304,201        11,819,225
--------------    --------------    --------------    --------------    --------------
     8,211,592        16,648,600        53,001,699        48,902,828        16,524,046
==============    ==============    ==============    ==============    ==============

 December 31,      December 31,      December 31,      December 31,      December 31,
     1996              1996              1996              1996              1996
--------------    --------------    --------------    --------------    --------------
$     1.120770    $     1.057690    $     0.947573    $     0.894978    $     1.114950
==============    ==============    ==============    ==============    ==============
$     1.101550    $     1.039552    $     0.931324    $     0.879630    $     1.095830
==============    ==============    ==============    ==============    ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                                                                         TEMPLETON
                                                                          TEMPLETON ASSET                 FOREIGN
                                                                            ALLOCATION FUND                FUND
                                                                    ------------------------------     -------------
                                                                              DIVISION 19               DIVISION 32
                                                                    ------------------------------     -------------
                                                                        1996             1995              1996*
                                                                    -------------    -------------     -------------
OPERATIONS:
Net investment income (loss) ....................................   $   1,458,222    $     360,608     $     482,633
Net realized gain on investments ................................         430,651           87,754               125
Capital gains distributions from mutual funds ...................       2,566,073             --             285,587
Net unrealized appreciation (depreciation)
   of investments during the year ...............................      19,843,521       11,935,576         1,121,790
                                                                    -------------    -------------     -------------
     Increase in net assets resulting from operations ...........      24,298,467       12,383,938         1,890,135
                                                                    -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      46,026,342       26,412,918         9,386,263
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ............................      (3,839,217)      (1,156,891)         (122,577)
Annuity benefit payments ........................................         (39,584)          (1,361)             --
Amounts transferred (to) from VALIC general account .............      33,529,527       24,133,475        28,301,252
                                                                    -------------    -------------     -------------
     Increase in net assets
       resulting from principal transactions ....................      75,677,068       49,388,141        37,564,938
                                                                    -------------    -------------     -------------
TOTAL INCREASE IN NET ASSETS ....................................      99,975,535       61,772,079        39,455,073

NET ASSETS:
Beginning of year ...............................................      94,625,352       32,853,273              --
                                                                    -------------    -------------     -------------
End of year .....................................................   $ 194,600,887    $  94,625,352     $  39,455,073
                                                                    =============    =============     =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................      78,494,505       32,807,602              --
Purchase payments ...............................................      35,369,271       24,212,805        10,156,940
Surrenders ......................................................      (2,676,756)        (964,768)         (116,295)
Transfers - interdivision and (to) from VALIC general account ...      26,197,650       22,438,866        26,631,183
                                                                    =============    =============     =============
Accumulation units end of year ..................................     137,384,670       78,494,505        36,671,828
                                                                    =============    =============     =============

                                                                            DECEMBER 31:               DECEMBER 31,
                                                                     -----------------------------     -------------
                                                                         1996             1995             1996
                                                                     ------------    -------------     -------------
Accumulation unit value ........................................... $    1.414844    $    1.205181     $    1.075896
                                                                    =============    =============     =============
Annuity unit value assuming a 3.5% discount factor ...............  $    1.299474    $    1.145656     $    1.057446
                                                                    =============    =============     =============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                    TWENTIETH
                                     CENTURY          VANGUARD/
                                      ULTRA          WELLINGTON          VANGUARD/
 TEMPLETON INTERNATIONAL FUND          FUND             FUND            WINDSOR II
------------------------------    -------------     -------------     -------------
          DIVISION 20              DIVISION 31       DIVISION 25       DIVISION 24
------------------------------    -------------     -------------     -------------
     1996             1995             1996*             1996*             1996*
-------------    -------------    -------------     -------------     -------------
$    (394,601)   $  (1,169,628)   $     (37,059)    $     326,600     $     488,057
    3,551,468           25,628           18,993              --              11,774
    1,324,253          350,470          884,238           818,129         1,554,790

   78,888,709       23,406,038         (659,907)         (444,072)         (217,368)
-------------    -------------    -------------     -------------     -------------
   83,369,829       22,612,508          206,265           700,657         1,837,253
-------------    -------------    -------------     -------------     -------------


  121,376,573       69,120,243        4,513,492         7,042,246        10,178,409

   (9,699,818)      (2,577,387)         (29,941)          (12,075)         (103,527)
       (3,367)            (463)            --                --                --
   84,599,243       89,125,401       12,627,842        17,458,690        29,887,643
-------------    -------------    -------------     -------------     -------------

  196,272,631      155,667,794       17,111,393        24,488,861        39,962,525
-------------    -------------    -------------     -------------     -------------
  279,642,460      178,280,302       17,317,658        25,189,518        41,799,778


  250,381,351       72,101,049             --                --                --
-------------    -------------    -------------     -------------     -------------
$ 530,023,811    $ 250,381,351    $  17,317,658     $  25,189,518     $  41,799,778
=============    =============    =============     =============     =============


  219,124,926       71,716,511             --                --                --
   97,229,761       65,697,216        4,747,541         7,335,077        10,359,662
   (7,187,616)      (2,198,909)         (27,374)          (12,748)          (91,924)
   69,414,878       83,910,108       11,933,909        15,544,305        27,025,023
-------------    -------------    -------------     -------------     -------------
  378,581,949      219,124,926       16,654,076        22,866,634        37,292,761
=============    =============    =============     =============     =============

         DECEMBER 31:
------------------------------     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     1996             1995             1996              1996              1996
-------------    -------------    -------------     -------------     -------------
$    1.399702    $    1.142586    $    1.039845     $    1.101584     $    1.120855
=============    =============    =============     =============     =============
$    1.285567    $    1.086152    $    1.022013     $    1.082693     $    1.101634
=============    =============    =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                            AGSPC                           AGSPC
                                                                    CAPITAL CONSERVATION            CAPITAL CONSERVATION
                                                                            FUND                            FUND
                                                                ----------------------------    ----------------------------
                                                                         DIVISION 1                       DIVISION 7
                                                                ----------------------------    ----------------------------
                                                                    1996            1995            1996            1995
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income ......................................... $    385,044    $    449,111    $  3,053,956    $  2,607,547
Net realized gain (loss) on investments .......................       60,355          65,122        (425,696)       (138,616)
Capital gains distributions from mutual funds .................         --              --              --              --
Net unrealized appreciation (depreciation)
   of investments during the year .............................     (428,426)        906,759      (2,170,354)      5,643,853
                                                                ------------    ------------    ------------    ------------
     Increase in net assets resulting from operations .........       16,973       1,420,992         457,906       8,112,784
                                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      280,092         286,600      10,990,401      10,464,260
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..........................     (624,478)       (623,792)     (2,515,394)     (1,972,220)
Annuity benefit payments ......................................         (512)           (499)           --              --
Amounts transferred (to) from VALIC general account ...........     (953,654)     (1,306,120)     (7,231,500)     (3,821,311)
                                                                ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       resulting from principal transactions ..................   (1,298,552)     (1,643,811)      1,243,507       4,670,729
                                                                ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................   (1,281,579)       (222,819)      1,701,413      12,783,513

NET ASSETS:
Beginning of year .............................................    7,783,449       8,006,268      53,588,066      40,804,553
                                                                ------------    ------------    ------------    ------------
End of year ................................................... $  6,501,870    $  7,783,449    $ 55,289,479    $ 53,588,066
                                                                ============    ============    ============    ============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..........................    2,402,085       2,953,861      29,573,808      26,859,219
Purchase payments .............................................       87,169          96,297       6,098,740       6,253,935
Surrenders ....................................................     (196,821)       (207,008)     (1,343,357)     (1,058,493)
Transfers - interdivision and (to) from VALIC
  general account . ...........................................     (300,897)       (441,065)     (4,042,697)     (2,480,853)
                                                                ------------    ------------    ------------    ------------
Accumulation units end of year ................................    1,991,536       2,402,085      30,286,494      29,573,808
                                                                ============    ============    ============    ============

                                                                        DECEMBER 31:                     DECEMBER 31:
                                                                ----------------------------    ----------------------------
                                                                    1996            1995            1996            1995
                                                                ------------    ------------    ------------    ------------
Accumulation unit value ....................................... $   3.262402    $   3.238370    $   1.825549    $   1.812011
                                                                ============    ============    ============    ============
Annuity unit value assuming a 3.5% discount factor ............ $   1.794552    $   1.843690    $   1.255251    $   1.289558
                                                                ============    ============    ============    ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

             AGSPC                            AGSPC
     GOVERNMENT SECURITIES           INTERNATIONAL GOVERNMENT                                   AGSPC
             FUND                            BOND FUND                                     MONEY MARKET FUND
-----------------------------    ------------------------------    ----------------------------------------------------------------
          DIVISION 8                        DIVISION 13                       DIVISION 2                        DIVISION 6
-----------------------------    ------------------------------    ------------------------------    ------------------------------
     1996            1995             1996             1995             1996             1995             1996             1995
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$   4,076,937   $   2,982,495    $   6,561,676    $   3,459,290    $     216,537    $     306,524    $   3,525,805    $   3,277,326
     (378,294)        (28,711)       1,815,703          911,852             --               --               --               --
         --              --            295,588          114,019             --               --               --               --

   (2,658,037)      5,103,399       (2,362,017)       3,111,995             --               --               --               --
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
    1,040,606       8,057,183        6,310,950        7,597,156          216,537          306,524        3,525,805        3,277,326
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


   18,451,360      15,047,915       48,300,297       31,073,737          163,293          355,756       40,448,483       26,840,702

   (3,354,710)     (1,987,445)      (4,925,561)      (1,946,252)        (465,203)        (681,366)     (13,617,200)      (7,793,169)
         --              --                (33)            --               --               --             (1,584)          (1,574)
   (2,269,092)      9,219,172       16,174,338       42,026,449       (1,426,148)        (806,250)      10,145,727      (54,484,648)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

   12,827,558      22,279,642       59,549,041       71,153,934       (1,728,058)      (1,131,860)      36,975,426      (35,438,689)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
   13,868,164      30,336,825       65,859,991       78,751,090       (1,511,521)        (825,336)      40,501,231      (32,161,363)


   71,703,775      41,366,950      112,312,180       33,561,090        6,391,022        7,216,358       80,257,395      112,418,758
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  85,571,939   $  71,703,775    $ 178,172,171    $ 112,312,180    $   4,879,501    $   6,391,022    $ 120,758,626    $  80,257,395
=============   =============    =============    =============    =============    =============    =============    =============


   39,847,053      26,667,073       73,369,250       25,691,713        2,917,361        3,442,237       51,907,757       75,765,781
   10,391,393       9,058,310       31,815,367       21,413,110           73,255          165,743       25,572,924       18,072,687
   (1,871,516)     (1,149,951)      (3,112,236)      (1,286,336)        (208,252)        (316,475)      (8,565,366)      (5,090,822)
   (1,236,761)      5,271,621       10,529,212       27,550,763         (639,830)        (374,144)       6,208,780      (36,839,889)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
   47,130,169      39,847,053      112,601,593       73,369,250        2,142,534        2,917,361       75,124,095       51,907,757
=============   =============    =============    =============    =============    =============    =============    =============

         December 31:                       December 31:                      December 31:                      December 31:
-----------------------------    ------------------------------    ------------------------------    ------------------------------
     1996            1995             1996             1995             1996             1995             1996             1995
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$    1.815651   $    1.799475    $    1.582230    $    1.530780    $    2.277444    $    2.190686    $    1.607212    $    1.545802
=============   =============    =============    =============    =============    =============    =============    =============
$    1.248443   $    1.280634    $    1.321708    $    1.323493    $    1.399179    $    1.392992    $    1.093041    $    1.088077
=============   =============    =============    =============    =============    =============    =============    =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                                     VANGUARD          VANGUARD
                                                                       FIXED            FIXED
                                                                      INCOME            INCOME
                                                                     SECURITIES       SECURITIES
                                                                       FUND -         FUND - L/T
                                                                   L/T CORPORATE    U.S. TREASURY
                                                                     PORTFOLIO         PORTFOLIO
                                                                    ------------     ------------
                                                                    DIVISION 22       DIVISION 23
                                                                    ------------     ------------
                                                                        1996*            1996*
                                                                    ------------     ------------
OPERATIONS:
Net investment income ...........................................   $     36,167     $     46,282
Net realized gain on investments ................................          2,260            2,349
Capital gains distributions from mutual funds ...................         31,298             --
Net unrealized appreciation (depreciation)
   of investments during the year ...............................        (11,407)          33,654
                                                                    ------------     ------------
     Increase in net assets resulting from operations ...........         58,318           82,285
                                                                    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      1,030,635        1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ............................         (3,212)          (9,447)
Annuity benefit payments ........................................           --               --
Amounts transferred (to) from VALIC general account .............      2,445,116        3,186,574
                                                                    ------------     ------------
     Increase in net assets
       resulting from principal transactions ....................      3,472,539        4,294,416
                                                                    ------------     ------------
TOTAL INCREASE IN NET ASSETS ....................................      3,530,857        4,376,701

NET ASSETS:
Beginning of year ...............................................           --               --
                                                                    ------------     ------------
End of year .....................................................   $  3,530,857     $  4,376,701
                                                                    ============     ============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................           --               --
Purchase payments ...............................................      1,099,573        1,138,211
Surrenders ......................................................         (3,347)          (9,203)
Transfers - interdivision and (to) from VALIC general account ...      2,274,215        3,045,361
                                                                    ------------     ------------
Accumulation units end of year ..................................      3,370,441        4,174,369
                                                                    ============     ============
                                                                    December 31,     December 31,
                                                                        1996             1996
                                                                    ------------     ------------
Accumulation unit value .........................................   $   1.047595     $   1.048470
                                                                    ============     ============
Annuity unit value assuming a 3.5% discount factor ..............   $   1.029630     $   1.030490
                                                                    ============     ============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS                                 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Timed Opportunity Fund (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)
     Dreyfus Variable Investment Fund --
      Dreyfus Small Cap Portfolio (Division 18)
     Founders Growth Fund (Division 30)
     Neuberger&Berman Guardian Trust (Division 29)
     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Scudder Growth and Income Fund (Division 21)
     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19) Templeton International Fund (Division 20)
     Twentieth Century Ultra Fund (Division 31)
     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23) Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
NOTES TO FINANCIAL STATEMENTS - CONTINUED                     SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC acts as investment adviser and transfer agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 26 through 30 and Division 32, 0.25%; for Division 31, 0.20%.

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1996 and 1995, VALIC reduced expenses of Division 10B by $73,695 and $69,586, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $3,625,368 and $2,494,903 for the years ended December 31, 1996, and December 31, 1995, respectively.

   VALIC received surrender charges of $1,998,356 and $1,299,069 for the years ended December 31, 1996, and December 31, 1995, respectively. In addition, VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $100,290 and $18,404 for the year ended December 31, 1995, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1996:

                                                                                                                      UNREALIZED
                                                                         MARKET                                      APPRECIATION
UNDERLYING FUND                             DIVISION          SHARES     PRICE         MARKET            COST       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC Stock Index Fund ...............      10A,B,C,D       87,073,994   $22.76   $1,981,804,121   $1,327,746,117   $  654,058,004
AGSPC MidCap Index Fund ..............           4          29,632,311    19.09      565,680,826      449,572,385      116,108,441
AGSPC Small Cap Index Fund ...........          14          11,997,478    15.38      184,521,204      153,924,818       30,596,386
AGSPC International Equities Fund ....          11          17,597,622    10.86      191,110,175      186,523,328        4,586,847
AGSPC Growth Fund ....................          15          37,305,439    16.99      633,819,402      536,223,583       97,595,819
AGSPC Growth & Income Fund ...........          16          11,029,231    15.53      171,283,956      143,198,387       28,085,569
AGSPC Science & Technology Fund ......          17          36,314,121    19.54      709,577,919      650,004,665       59,573,254
AGSPC Social Awareness Fund ..........          12           6,746,465    15.53      104,772,608       92,520,041       12,252,567
AGSPC Timed Opportunity Fund .........           5          14,900,615    11.62      173,145,150      164,668,872        8,476,278
Dreyfus Small Cap Portfolio ..........          18          12,622,965    52.08      657,404,003      554,202,812      103,201,191
Founders Growth Fund .................          30           2,008,357    15.87       31,872,619       33,570,159       (1,697,540)
Neuberger&Berman Guardian Trust ......          29             576,221    15.87        9,144,621        8,796,170          348,451
Putnam Global Growth Fund ............          28           1,616,874    10.82       17,494,577       17,999,131         (504,554)
Putnam New Opportunities Fund ........          26           1,226,012    40.63       49,812,851       51,432,630       (1,619,779)
Putnam OTC & Emerging Growth Fund ....          27           2,978,308    14.62       43,542,866       48,163,458       (4,620,592)
Scudder Growth and Income Fund .......          21             788,862    23.23       18,325,255       18,240,537           84,718
Templeton Asset Allocation Fund ......          19           9,215,934    21.08      194,271,899      163,221,896       31,050,003
Templeton Foreign Fund ...............          32           3,770,922    10.36       39,066,749       37,944,959        1,121,790
Templeton International Fund .........          20          28,785,081    18.40      529,645,484      429,586,719      100,058,765
Twentieth Century Ultra Fund .........          31             614,433    28.09       17,259,437       17,919,344         (659,907)
Vanguard/Wellington Fund .............          25             957,006    26.15       25,025,702       25,469,774         (444,072)
Vanguard/Windsor II ..................          24           1,738,829    23.83       41,436,294       41,653,662         (217,368)
AGSPC Capital Conservation Fund ......         1 & 7         6,540,731     9.44       61,744,501       62,635,525         (891,024)
AGSPC Government Securities Fund .....           8           8,740,580     9.79       85,570,274       87,080,789       (1,510,515)
AGSPC Intl Government Bond Fund ......          13          14,664,070    12.14      178,021,807      177,770,389          251,418
AGSPC Money Market Fund ..............         2 & 6       125,248,759     1.00      125,248,759      125,248,759             --
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio .....          22             401,405     8.79        3,528,351        3,539,758          (11,407)
   Long-Term Treasury Portfolio ......          23             460,773     9.96        4,589,300        4,555,646           33,654
                                                                                  --------------   --------------   --------------
                                                                                  $6,848,720,710   $5,613,414,313   $1,235,306,397
                                                                                  ==============   ==============   ==============

================================================================================
SEPARATE ACCOUNT A
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NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments were:

                                                             PURCHASES          SALES
                                                          --------------   --------------
AGSPCStock Index Fund:
   Division 10A .......................................   $   17,021,738   $   43,812,850
   Division 10B .......................................        2,580,971        5,429,098
   Division 10C .......................................      256,325,254       25,747,213
   Division 10D .......................................        2,027,471        8,102,453
AGSPCMidCap Index Fund Division 4 .....................       82,810,931       47,686,904
AGSPCSmall Cap Index Fund Division 14 .................       39,025,150       19,167,355
AGSPCInternational Equities Fund Division 11 ..........       86,696,926       98,467,340
AGSPCGrowth Fund Division 15 ..........................      335,262,129          301,789
AGSPCGrowth & Income Fund Division 16 .................       86,012,396        1,299,897
AGSPCScience & Technology Fund Division 17 ............      352,574,477       53,374,853
AGSPCSocial Awareness Fund Division 12 ................       42,813,000        3,268,198
AGSPCTimed Opportunity Fund Division 5 ................       28,638,442       32,465,770
Dreyfus Small Cap Portfolio Division 18 ...............      249,716,319        6,505,702
Founders Growth Fund Division 30 ......................       33,570,159             --
Neuberger&Berman Guardian Trust Division 29 ...........        8,898,099          112,793
Putnam Global Growth Fund Division 28 .................       18,021,308           23,414
Putnam New Opportunities Fund Division 26 .............       51,544,430          121,537
Putnam OTC & Emerging Growth Fund Division 27 .........       48,276,161          121,717
Scudder Growth and Income Fund Division 21 ............       18,402,759          184,641
Templeton Asset Allocation Fund Division 19 ...........       82,157,269        2,508,019
Templeton Foreign Fund Division 32 ....................       37,950,945            6,111
Templeton International Fund Division 20 ..............      218,306,492       20,995,568
Twentieth Century Ultra Fund Division 31 ..............       18,018,419          118,068
Vanguard/Wellington Fund Division 25 ..................       25,469,774             --
Vanguard/Windsor II Division 24 .......................       41,722,849           80,961
AGSPCCapital Conservation Fund:
   Division 1 .........................................          693,471        1,607,591
   Division 7 .........................................       14,085,173        9,602,267
AGSPCGovernment Securities Fund Division 8 ............       25,289,634        8,298,547
AGSPCInternational Government Bond Fund Division 13 ...       90,682,754       24,293,817
AGSPCMoney Market Fund:
   Division 2 .........................................        1,864,996        3,374,351
   Division 6 .........................................      234,317,827      194,495,674
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 ..........        3,689,310          151,812
   Long-Term U.S. Treasury Portfolio Division 23 ......        4,877,356          324,059
                                                          --------------   --------------
      Total ...........................................   $2,559,344,389   $  612,050,369
                                                          ==============   ==============

================================================================================
REPORT OF INDEPENDENT AUDITORS                               SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1996. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we audited the statements of operations and the statements of changes in net assets for the period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1996, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                        ERNST & YOUNG LLP


Houston, Texas
January 24, 1997

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY                    --------------
SEPARATE ACCOUNT A                                                Bulk Rate
                                                                 U.S. Postal
P.O. Box 3206                                                       PAID
Houston, Texas 77253-3206                                      Permit No. 6__
                                                               Houston, Texas
                                                               --------------